EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Income Statement [Abstract]
EARNINGS PER SHARE
42	EARNINGS PER SHARE

	2018	2017	2016
	US$’000	US$’000	US$’000
Loss for the purpose of basic earnings per share
Net loss attributable to the shareholders of the Group	(20,640)	(60,812)	(43,709)
Effect of dilutive potential on ordinary share	-	-	-
Earnings for the purposes of diluted earnings per share	(20,640)	(60,812)	(43,709)

Number of shares	2018	2017	2016
Weighted average number of ordinary shares for the purpose of basic earnings per share (i)	19,063,833	19,063,833	19,063,833

	US$	US$	US$
Basic and diluted loss per share	(1.08)	(3.19)	(2.29)

Impact of changes in accounting policies	Impact on profit for the year from continuing operations	Impact on basic earnings per share	Impact on diluted earnings per share
	31 December 2017	31 December 2017	31 December 2017
	US$’000	US$	US$
Impact of the adoption of IFRS 15	(423)	(0.02)	(0.02)
Impact of the adoption of IFRS 9	(51)	*	*
	(474)	(0.02)	(0.02)

* Amount is less than US$0.01

(i)
Basic and diluted loss per share for the year ended 31 December 2017 and 2016 were calculated assuming the number of shares issued as at 18 June 2018 (the date of the Spin-Off) to provide comparative figures to the 2018 results.

The
743,000
shares granted under
2018
FSP in
2018
are not included in the calculation of diluted loss per share because they are antidilutive for the year ended
31 December 2018
. These shares granted under
2018
FSP could potentially dilute basic earnings per share in the future.